Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
1 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 108 .06%
ASSET-BACKED SECURITIES — 5 .42% **
Aimco CLO,
Series 2015-AA, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.18% 10/17/34
1,2,3
$ 70,000 $ 69,792
Allegro CLO VIII Ltd.,
Series 2018-2A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.36%)
6.69% 07/15/31
1,2,3
22,879 22,896
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
6.97% 01/15/37
1,2,3
70,000 70,340
Apidos CLO XII,
Series 2013-12A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.08%)
6.42% 04/15/31
1,2,3
65,000 65,049
Barings CLO Ltd.,
Series 2018-2A, Class A1B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.48%)
6.81% 04/15/30
1,2,3
110,000 110,056
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.21%)
6.54% 07/20/29
1,2,3
26,607 26,605
FirstKey Homes Trust,
Series 2021-SFR2, Class E2
2.36% 09/17/38
1
100,000 91,072
FirstKey Homes Trust,
Series 2022-SFR1, Class D
5.20% 05/19/39
1
70,000 68,080
GoldenTree Loan Management U.S. CLO 4 Ltd.,
Series 2019-4A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 04/24/31
1,2,3
100,000 100,045
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
26,771 24,881
Madison Park Funding XXXIX Ltd.,
Series 2021-39A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.24% 10/22/34
1,2,3
70,000 70,086
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.75% 07/15/36
1,2,3
70,000 70,040
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.73% 04/15/31
1,2,3
$ 115,000 $ 115,130
Progress Residential Trust,
Series 2021-SFR11, Class E2
3.53% 01/17/39
1
80,000 69,863
Regatta XIII Funding Ltd.,
Series 2018-2A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
0.01% 07/15/31
1,2,3
65,000 65,049
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
32,386 28,891
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.81% 01/25/83
2
20,000 20,134
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.81% 04/26/83
2
20,000 20,320
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.46% 07/25/73
2
35,000 35,069
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.71% 07/25/23
2
17,164 17,101
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.46% 07/26/83
2
20,000 20,302
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.46% 07/26/83
2
20,000 19,879
Stack Infrastructure Issuer LLC,
Series 2023-2A, Class A2
5.90% 07/25/48
1
100,000 99,351
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65% 09/15/45
1
85,000 80,544
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(SOFR90A plus 0.43%)
5.78% 04/25/40
1,2
17,707 17,472
Total Asset-Backed Securities
(Cost $1,394,336) 1,398,047
CORPORATES — 48 .73% *
Banking — 8 .74%
Bank of America Corp.
2.30% 07/21/32
6
442,000 362,068

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
2.59% 04/29/31
6
$ 210,000 $ 181,617
Bank of America Corp.,
Series N
1.66% 03/11/27
6
40,000 37,511
Bank of New York Mellon Corp. (The)
(MTN)
5.83% 10/25/33
6
170,000 176,086
HSBC Holdings PLC
(United Kingdom)
2.80% 05/24/32
3,6
155,000 129,904
JPMorgan Chase & Co.
1.58% 04/22/27
6
205,000 191,450
1.95% 02/04/32
6
365,000 297,017
2.96% 01/25/33
6
135,000 115,131
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
6
170,000 164,409
5.68% 01/22/35
6
5,000 5,028
6.04% 10/28/33
6
10,000 10,321
6.88% 10/20/34
6
15,000 16,354
Santander UK Group Holdings PLC
(United Kingdom)
2.47% 01/11/28
3,6
40,000 36,954
U.S. Bancorp
4.84% 02/01/34
6
190,000 180,328
5.68% 01/23/35
6
5,000 5,026
Wells Fargo & Co.
(MTN)
2.57% 02/11/31
6
80,000 69,279
3.35% 03/02/33
6
320,000 277,900
2,256,383
Communications — 3 .15%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 285,000 220,375
Cisco Systems, Inc.
5.05% 02/26/34 90,000 89,972
Comcast Corp.
1.95% 01/15/31 10,000 8,262
Discovery Communications LLC
3.63% 05/15/30 35,000 30,811
Fox Corp.
6.50% 10/13/33 65,000 68,173
Sprint Capital Corp.
8.75% 03/15/32 85,000 102,314
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
14,062 13,977
5.15% 03/20/28
1
93,750 93,393
T-Mobile USA, Inc.
2.55% 02/15/31 179,000 151,995
5.05% 07/15/33 35,000 34,241
813,513
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary — 2 .81%
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
1,3
$ 90,000 $ 87,542
BAT Capital Corp.
4.39% 08/15/37 95,000 80,217
Choice Hotels International, Inc.
5.85% 08/01/34 40,000 39,421
Church & Dwight Co., Inc.
5.60% 11/15/32 20,000 20,775
Constellation Brands, Inc.
2.88% 05/01/30 30,000 26,487
Hyatt Hotels Corp.
1.80% 10/01/24 35,000 34,642
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
1,3
30,000 29,557
JDE Peet's NV
(Netherlands)
2.25% 09/24/31
1,3
120,000 96,902
Kenvue, Inc.
4.90% 03/22/33 15,000 14,842
Philip Morris International, Inc.
5.75% 11/17/32 60,000 61,340
Reynolds American, Inc.
5.70% 08/15/35 50,000 48,924
WarnerMedia Holdings, Inc.
4.28% 03/15/32 210,000 183,355
724,004
Diversified REITs — 1 .89%
American Assets Trust LP
3.38% 02/01/31 25,000 20,512
American Tower Corp.
2.30% 09/15/31 148,000 120,810
2.90% 01/15/30 15,000 13,235
5.65% 03/15/33 15,000 15,099
Crown Castle, Inc.
2.25% 01/15/31 120,000 98,888
3.30% 07/01/30 25,000 22,289
Digital Realty Trust LP
3.60% 07/01/29 10,000 9,280
Equinix, Inc.
2.50% 05/15/31 35,000 29,336
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 24,000 20,149
4.00% 01/15/30 35,000 32,042
5.30% 01/15/29 20,000 19,770
VICI Properties LP
5.13% 05/15/32 62,000 59,106
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
1
15,000 14,829
Weyerhaeuser Co.
3.38% 03/09/33 15,000 12,874
488,219

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric — 4 .43%
Alliant Energy Finance LLC
1.40% 03/15/26
1
$ 90,000 $ 83,601
5.95% 03/30/29
1
35,000 35,846
Ameren Corp.
3.50% 01/15/31 50,000 45,103
Appalachian Power Co.,
Series X
3.30% 06/01/27 20,000 18,915
Arizona Public Service Co.
6.35% 12/15/32 125,000 131,340
Berkshire Hathaway Energy Co.
1.65% 05/15/31 25,000 19,907
Black Hills Corp.
4.35% 05/01/33 36,000 32,410
Commonwealth Edison Co.
6.45% 01/15/38 20,000 21,688
Duke Energy Corp.
2.55% 06/15/31 35,000 29,328
Duke Energy Florida LLC
5.88% 11/15/33 110,000 114,347
Evergy Missouri West, Inc.
5.65% 06/01/34
1
50,000 50,236
Eversource Energy
4.60% 07/01/27 30,000 29,387
5.13% 05/15/33 70,000 67,170
Exelon Corp.
5.30% 03/15/33 35,000 34,769
FirstEnergy Pennsylvania Electric Co.
4.00% 04/15/25
1
75,000 73,842
ITC Holdings Corp.
4.95% 09/22/27
1
20,000 19,824
Jersey Central Power & Light Co.
2.75% 03/01/32
1
90,000 74,469
Narragansett Electric Co. (The)
3.40% 04/09/30
1
35,000 32,086
Oklahoma Gas and Electric Co.
5.40% 01/15/33 15,000 15,061
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 39,223
Southwestern Electric Power Co.
5.30% 04/01/33 155,000 150,333
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 15,000 14,313
Xcel Energy, Inc.
3.40% 06/01/30 10,000 8,982
1,142,180
Energy — 2 .78%
Aker BP ASA
(Norway)
3.10% 07/15/31
1,3
67,000 57,112
Boston Gas Co.
3.76% 03/16/32
1
25,000 21,841
CenterPoint Energy Resources Corp.
5.40% 03/01/33 130,000 130,148
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
East Ohio Gas Co. (The)
2.00% 06/15/30
1
$ 15,000 $ 12,433
KeySpan Gas East Corp.
5.99% 03/06/33
1
85,000 85,698
NiSource, Inc.
5.40% 06/30/33 75,000 74,291
Piedmont Natural Gas Co., Inc.
2.50% 03/15/31 10,000 8,406
5.40% 06/15/33 80,000 80,011
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 30,000 29,619
Rockies Express Pipeline LLC
4.95% 07/15/29
1
5,000 4,711
Southern Co. Gas Capital Corp.
5.15% 09/15/32 20,000 19,901
5.75% 09/15/33 102,000 104,492
Southern Natural Gas Co. LLC
4.80% 03/15/47
1
30,000 24,846
TransCanada PipeLines Ltd.
(Canada)
4.63% 03/01/34
3
30,000 28,167
5.60% 03/31/34
3
35,000 35,199
716,875
Finance — 5 .11%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
3
80,000 72,729
3.30% 01/30/32
3
60,000 51,596
3.88% 01/23/28
3
16,000 15,175
Air Lease Corp.
3.63% 12/01/27 26,000 24,547
4.63% 10/01/28 30,000 29,119
American Express Co.
6.49% 10/30/31
6
100,000 106,631
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
46,000 41,380
2.75% 02/21/28
1,3
10,000 8,988
4.38% 05/01/26
1,3
5,000 4,866
Citigroup, Inc.
2.52% 11/03/32
6
225,000 185,165
2.56% 05/01/32
6
70,000 58,360
3.06% 01/25/33
6
32,000 27,166
Discover Financial Services
6.70% 11/29/32 25,000 26,094
Goldman Sachs Group, Inc. (The)
1.95% 10/21/27
6
50,000 46,192
2.65% 10/21/32
6
212,000 176,329
Intercontinental Exchange, Inc.
1.85% 09/15/32 50,000 38,792
Morgan Stanley
(MTN)
1.79% 02/13/32
6
240,000 192,699
1.93% 04/28/32
6
215,000 172,969

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Nationwide Building Society
(United Kingdom)
1.50% 10/13/26
1,3
$ 25,000 $ 22,989
Pipeline Funding Co. LLC
7.50% 01/15/30
1
16,532 17,499
1,319,285
Food — 1 .00%
General Mills, Inc.
4.95% 03/29/33 50,000 48,758
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.75% 12/01/31
3
32,000 28,036
6.75% 03/15/34
1,3
65,000 68,901
Kellanova
5.25% 03/01/33 30,000 29,859
Pilgrim's Pride Corp.
3.50% 03/01/32 60,000 50,827
Smithfield Foods, Inc.
2.63% 09/13/31
1
40,000 32,006
258,387
Health Care — 7 .12%
Alcon Finance Corp.
2.75% 09/23/26
1
40,000 37,861
Amgen, Inc.
5.25% 03/02/33 165,000 164,585
Ascension Health,
Series B
2.53% 11/15/29 20,000 17,809
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 15,000 14,338
Baxter International, Inc.
3.95% 04/01/30 10,000 9,331
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
45,000 42,690
Bayer U.S. Finance LLC
6.50% 11/21/33
1
105,000 107,170
Becton Dickinson & Co.
3.70% 06/06/27 20,000 19,247
Bristol-Myers Squibb Co.
5.20% 02/22/34 135,000 134,800
Centene Corp.
3.00% 10/15/30 85,000 72,735
Cigna Group (The)
2.40% 03/15/30 105,000 90,877
CVS Health Corp.
3.25% 08/15/29 40,000 36,300
5.25% 02/21/33 150,000 146,573
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 35,000 30,598
Elanco Animal Health, Inc.
6.65% 08/28/28 15,000 15,243
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Elevance Health, Inc.
5.50% 10/15/32 $ 60,000 $ 61,066
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
20,000 18,229
HCA, Inc.
3.63% 03/15/32 75,000 66,093
4.13% 06/15/29 65,000 61,576
Health Care Service Corp. A Mutual Legal Reserve Co.
5.45% 06/15/34
1
65,000 64,245
Humana, Inc.
3.70% 03/23/29 10,000 9,380
5.38% 04/15/31 150,000 149,266
Illumina, Inc.
2.55% 03/23/31 25,000 20,709
5.75% 12/13/27 15,000 15,145
IQVIA, Inc.
6.25% 02/01/29 35,000 35,994
Medtronic Global Holdings SCA
(Luxembourg)
4.50% 03/30/33
3
20,000 19,238
Pfizer Investment Enterprises Pte Ltd.
(Slovenia)
4.75% 05/19/33
3
35,000 34,124
Premier Health Partners,
Series G
2.91% 11/15/26 15,000 13,838
Providence St. Joseph Health Obligated Group,
Series H
2.75% 10/01/26 20,000 18,838
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 20,000 16,475
Revvity, Inc.
2.55% 03/15/31 35,000 29,326
Roche Holdings, Inc.
5.59% 11/13/33
1
100,000 103,728
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3
25,000 22,444
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
3
30,000 24,787
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70% 03/15/31
3
30,000 25,529
Thermo Fisher Scientific, Inc.
5.09% 08/10/33 34,000 33,926
Universal Health Services, Inc.
1.65% 09/01/26 35,000 32,208
Zoetis, Inc.
5.60% 11/16/32 20,000 20,480
1,836,801
Health Care REITs — 0 .31%
DOC DR LLC
2.63% 11/01/31 5,000 4,149
4.30% 03/15/27 26,000 25,453

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care REITs (continued)
Healthcare Realty Holdings LP
2.00% 03/15/31 $ 30,000 $ 23,692
3.10% 02/15/30 15,000 13,096
3.88% 05/01/25 4,000 3,932
Ventas Realty LP
4.13% 01/15/26 10,000 9,776
80,098
Hotel & Resort REITs — 0 .10%
Host Hotels & Resorts LP,
Series I
3.50% 09/15/30 30,000 26,531
Industrial REITs — 0 .27%
LXP Industrial Trust
2.38% 10/01/31 25,000 19,997
2.70% 09/15/30 25,000 21,114
Rexford Industrial Realty LP
2.13% 12/01/30 5,000 4,106
2.15% 09/01/31 30,000 23,933
69,150
Industrials — 2 .27%
Amcor Finance USA, Inc.
3.63% 04/28/26 25,000 24,145
5.63% 05/26/33 15,000 15,207
BAE Systems Holdings, Inc.
3.80% 10/07/24
1
15,000 14,918
3.85% 12/15/25
1
10,000 9,753
Berry Global, Inc.
1.57% 01/15/26 20,000 18,800
1.65% 01/15/27 20,000 18,215
5.65% 01/15/34
1
85,000 83,435
Boeing Co. (The)
3.63% 02/01/31 100,000 87,570
4.88% 05/01/25 15,000 14,846
6.53% 05/01/34
1
25,000 25,601
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
5.97% 05/05/26
2
10,000 10,029
Sealed Air Corp.
1.57% 10/15/26
1
30,000 27,329
Smurfit Kappa Treasury ULC
(Ireland)
5.44% 04/03/34
1,3
200,000 198,228
Sonoco Products Co.
3.13% 05/01/30 25,000 22,258
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
1,3
15,000 14,503
584,837
Information Technology — 2 .45%
Atlassian Corp.
5.50% 05/15/34 105,000 104,189
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
Broadcom, Inc.
2.60% 02/15/33
1
$ 65,000 $ 52,674
3.42% 04/15/33
1
20,000 17,253
Constellation Software, Inc.
(Canada)
5.46% 02/16/34
1,3
100,000 100,027
Fiserv, Inc.
2.65% 06/01/30 20,000 17,408
5.63% 08/21/33 20,000 20,189
Micron Technology, Inc.
2.70% 04/15/32 15,000 12,428
Netflix, Inc.
3.63% 06/15/25
1
20,000 19,643
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
72,000 74,348
Oracle Corp.
2.88% 03/25/31 70,000 60,515
6.25% 11/09/32 90,000 95,363
Take-Two Interactive Software, Inc.
4.00% 04/14/32 65,000 59,239
633,276
Insurance — 3 .28%
Aon Corp.
2.80% 05/15/30 40,000 35,089
Aon Corp./Aon Global Holdings PLC
2.60% 12/02/31 60,000 50,020
Athene Global Funding
1.61% 06/29/26
1
5,000 4,632
Brown & Brown, Inc.
4.20% 03/17/32 30,000 27,418
Equitable Financial Life Global Funding
1.30% 07/12/26
1
25,000 22,993
Farmers Exchange Capital
7.05% 07/15/28
1
20,000 20,587
Farmers Insurance Exchange
4.75% 11/01/57
1,6
65,000 48,564
Marsh & McLennan Cos., Inc.
2.25% 11/15/30 30,000 25,572
Metropolitan Life Global Funding I
2.95% 04/09/30
1
220,000 195,821
MMI Capital Trust I,
Series B
7.63% 12/15/27 50,000 52,501
Nationwide Mutual Insurance Co.
7.89% 12/15/24
1,6
50,000 50,276
New York Life Global Funding
5.00% 01/09/34
1
160,000 157,200
New York Life Insurance Co.
5.88% 05/15/33
1
65,000 67,156
Progressive Corp. (The)
3.20% 03/26/30 10,000 9,127
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,6
55,000 54,739

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Willis North America, Inc.
5.35% 05/15/33 $ 25,000 $ 24,537
846,232
Materials — 0 .50%
Georgia-Pacific LLC
2.30% 04/30/30
1
20,000 17,262
International Flavors & Fragrances, Inc.
1.83% 10/15/27
1
20,000 17,872
2.30% 11/01/30
1
95,000 79,245
3.27% 11/15/40
1
20,000 14,185
128,564
Office REITs — 0 .31%
Hudson Pacific Properties LP
3.95% 11/01/27 25,000 20,943
Kilroy Realty LP
2.50% 11/15/32 40,000 29,971
3.05% 02/15/30 5,000 4,220
Piedmont Operating Partnership LP
2.75% 04/01/32 35,000 25,714
80,848
Residential REITs — 0 .76%
American Homes 4 Rent LP
2.38% 07/15/31 30,000 24,388
Essex Portfolio LP
2.65% 03/15/32 10,000 8,271
5.50% 04/01/34 70,000 69,510
Invitation Homes Operating Partnership LP
5.50% 08/15/33 70,000 69,162
Mid-America Apartments LP
1.70% 02/15/31 20,000 16,052
UDR, Inc.
(MTN)
4.40% 01/26/29 10,000 9,646
197,029
Retail — 0 .07%
Starbucks Corp.
2.55% 11/15/30 20,000 17,261
Services — 0 .56%
Global Payments, Inc.
5.30% 08/15/29 60,000 59,627
5.95% 08/15/52 10,000 9,655
Moody's Corp.
4.25% 08/08/32 20,000 18,813
Northwestern University
3.69% 12/01/38 20,000 17,337
RELX Capital, Inc.
3.00% 05/22/30 20,000 17,953
Republic Services, Inc.
2.90% 07/01/26 5,000 4,781
S&P Global, Inc.
2.90% 03/01/32 10,000 8,648
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
Worldline SA
(France)
0.00% 07/30/25
3,7
$ 75 $ 9,065
145,879
Specialized REITs — 0 .34%
CubeSmart LP
4.38% 02/15/29 15,000 14,390
Extra Space Storage LP
2.20% 10/15/30 40,000 33,222
NNN REIT, Inc.
5.60% 10/15/33 40,000 39,884
87,496
Transportation — 0 .48%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 19,021 17,285
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 26,160 22,580
Norfolk Southern Corp.
3.00% 03/15/32 15,000 12,936
Union Pacific Corp.
2.89% 04/06/36 20,000 16,126
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 55,000 55,889
124,816
Total Corporates
(Cost $12,953,198) 12,577,664
MORTGAGE-BACKED — 27 .08% **
Non-Agency Commercial Mortgage-Backed — 6 .77%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2
3.90% 08/10/35
1
36,000 34,749
BFLD Mortgage Trust,
Series 2024-VICT, Class A
(CME Term SOFR 1-Month plus 1.89%)
7.19% 07/15/41
1,2
39,000 38,901
BPR Trust,
Series 2022-OANA, Class A
(CME Term SOFR 1-Month plus 1.90%)
7.23% 04/15/37
1,2
50,000 50,160
BX Trust,
Series 2019-OC11, Class C
3.86% 12/09/41
1
79,000 70,359
BX Trust,
Series 2021-LBA, Class DV
(CME Term SOFR 1-Month plus 1.71%)
7.04% 02/15/36
1,2
33,214 32,535
BX Trust,
Series 2021-VIEW, Class A
(CME Term SOFR 1-Month plus 1.39%)
6.72% 06/15/36
1,2
50,000 48,645

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BX Trust,
Series 2023-DELC, Class B
(CME Term SOFR 1-Month plus 3.34%)
8.67% 05/15/38
1,2
$ 32,000 $ 32,186
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class B
(CME Term SOFR 1-Month plus 1.55%)
6.88% 12/15/37
1,2
67,000 66,934
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class D
(CME Term SOFR 1-Month plus 2.05%)
7.38% 12/15/37
1,2
33,000 33,033
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
1.07% 10/10/47
6
350,044 25
Citigroup Commercial Mortgage Trust,
Series 2020-555, Class A
2.65% 12/10/41
1
100,000 85,094
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
0.73% 08/10/47
6
19,517 1
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
0.90% 06/10/47
6
481,282 31
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.86% 09/10/47
4,5,6
1,087,745 61
Commercial Mortgage Trust,
Series 2016-787S, Class A
3.55% 02/10/36
1
35,000 33,097
Credit Suisse Mortgage Capital Trust,
Series 2021-B33, Class A2
3.17% 10/10/43
1
100,000 84,347
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class AS
4.17% 11/15/48
6
50,000 48,181
CSAIL Commercial Mortgage Trust,
Series 2019-C18, Class A2
2.84% 12/15/52 36,979 36,484
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45% 02/10/37
1,6
375,000 383
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class B
(CME Term SOFR 1-Month plus 2.79%)
8.12% 03/15/28
1,2
100,000 100,342
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.55% 08/10/43
1,6
2,368,430 97
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.09% 08/10/44
1,6
168,830 2
GWT,
Series 2024-WLF2, Class B
(CME Term SOFR 1-Month plus 2.14%)
7.47% 05/15/41
1,2
37,000 37,059
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A2
3.09% 03/05/37
1
$ 50,000 $ 48,710
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.83% 09/15/47
6
933,174 2,679
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.94% 11/15/47
6
1,286,788 1,311
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class XB (IO)
1.41% 11/15/43
1,6
425,656 2,090
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.95% 09/06/38
1,6
70,000 65,698
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class A
(SOFR30A plus 1.40%)
6.73% 03/15/39
1,2
100,000 98,871
Manhattan West Mortgage Trust,
Series 2020-1MW, Class B
2.41% 09/10/39
1,6
100,000 88,539
Med Trust,
Series 2021-MDLN, Class D
(CME Term SOFR 1-Month plus 2.11%)
7.44% 11/15/38
1,2
84,594 84,639
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class B
(CME Term SOFR 1-Month plus 1.22%)
6.54% 04/15/38
1,2
37,749 37,344
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
1.02% 12/15/47
6
1,489,308 2,470
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.13% 04/15/48
6
624,139 1,844
SCOTT Trust,
Series 2023-SFS, Class A
5.91% 03/10/40
1
110,000 110,132
SMRT,
Series 2022-MINI, Class B
(CME Term SOFR 1-Month plus 1.35%)
6.68% 01/15/39
1,2
33,000 32,554
SREIT Trust,
Series 2021-MFP, Class B
(CME Term SOFR 1-Month plus 1.19%)
6.52% 11/15/38
1,2
47,843 47,174
SREIT Trust,
Series 2021-MFP2, Class C
(CME Term SOFR 1-Month plus 1.49%)
6.81% 11/15/36
1,2
100,000 98,738
SREIT Trust,
Series 2021-PALM, Class C
(CME Term SOFR 1-Month plus 1.07%)
6.40% 10/15/34
1,2
50,000 49,007

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.35% 08/10/49
1,4,5,6
$ 245,012 $ 43
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.15% 12/15/47
6
3,971,394 7,030
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.72% 07/15/58
6
1,973,372 6,716
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class AS
4.01% 12/15/59
6
52,000 49,233
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class A
(CME Term SOFR 1-Month plus 2.79%)
8.12% 11/15/27
1,2
80,000 80,199
1,747,727
Non-Agency Mortgage-Backed — 5 .62%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R11, Class M3
(CME Term SOFR 1-Month plus 0.86%)
6.21% 01/25/36
2
89,090 85,441
Asset-Backed Funding Certificates,
Series 2006-OPT1, Class A3D
(CME Term SOFR 1-Month plus 0.59%)
5.94% 09/25/36
2
55,000 53,434
Banc of America Funding Trust,
Series 2014-R7, Class 2A1
(CME Term SOFR 1-Month plus 0.25%)
5.60% 09/26/36
1,2
979 980
Bear Stearns ARM Trust,
Series 2004-1, Class 12A5
5.20% 04/25/34
6
5,397 4,683
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A2
7.58% 06/15/30
6
19,426 1,929
Carrington Mortgage Loan Trust,
Series 2006-FRE1, Class A3
(CME Term SOFR 1-Month plus 0.26%)
5.61% 04/25/36
2
70,738 68,489
Carrington Mortgage Loan Trust,
Series 2007-HE1, Class A4
(CME Term SOFR 1-Month plus 0.40%)
5.75% 06/25/37
2
85,000 77,383
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,6
53,155 46,675
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
6.09% 02/25/35
2
34,099 31,299
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(CME Term SOFR 1-Month plus 1.01%)
6.36% 10/25/47
2
$ 16,843 $ 15,445
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M2
(SOFR30A plus 1.90%)
7.24% 12/25/41
1,2
50,000 50,645
Fannie Mae Connecticut Avenue Securities,
Series 2024-R01, Class 1M2
(SOFR30A plus 1.80%)
7.14% 01/25/44
1,2
50,000 50,689
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA6, Class M2
(SOFR30A plus 1.50%)
6.84% 10/25/41
1,2
50,000 50,279
GCAT Trust,
Series 2023-INV1, Class A7
6.00% 08/25/53
1,6
87,115 86,212
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
5.06% 09/25/35
6
7,877 7,271
Home Equity Asset Trust,
Series 2005-4, Class M6
(CME Term SOFR 1-Month plus 1.19%)
4.92% 10/25/35
2
76,610 77,067
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(CME Term SOFR 1-Month plus 0.43%)
5.78% 05/25/37
2
1,348 1,347
Impac CMB Trust,
Series 2007-A, Class A
(CME Term SOFR 1-Month plus 0.61%)
5.96% 05/25/37
1,2
72,238 70,040
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.94% 06/25/37
2
116,848 105,468
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 1A
(CME Term SOFR 1-Month plus 0.55%)
5.90% 02/25/36
2
2,775 2,698
MFA Trust,
Series 2021-INV1, Class A3
1.26% 01/25/56
1,6
83,649 77,542
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A1
5.84% 07/25/34
6
8,161 7,752
New Residential Mortgage Loan Trust,
Series 2022-NQM4, Class A1 (STEP-reset date 08/25/24)
5.00% 06/25/62
1
83,498 81,442
OBX Trust,
Series 2024-HYB1, Class A1
3.56% 03/25/53
1,6
79,884 76,092

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Saxon Asset Securities Trust,
Series 2007-2, Class A2A
(CME Term SOFR 1-Month plus 0.21%)
5.56% 05/25/47
2
$ 60,023 $ 41,266
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A2
(CME Term SOFR 1-Month plus 0.81%)
6.15% 03/19/34
2
1,075 1,013
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A1
(CME Term SOFR 1-Month plus 0.27%)
5.62% 01/25/37
2
107,576 102,956
Structured Asset Securities Corp.,
Series 2005-WF1, Class M4
(CME Term SOFR 1-Month plus 1.24%)
6.58% 02/25/35
2
66,010 65,144
Verus Securitization Trust,
Series 2023-4, Class A1 (STEP-reset date 08/25/24)
5.81% 05/25/68
1
100,555 100,034
Wells Fargo Home Equity Trust Mortgage Pass-Through
Certificates,
Series 2004-1, Class 2A1
(CME Term SOFR 1-Month plus 0.71%)
6.06% 04/25/34
2
9,599 9,292
1,450,007
U.S. Agency Commercial Mortgage-Backed — 0 .09%
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04% 04/25/36
6
42,129 7
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.71% 01/25/39
6
268,301 1,461
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X3 (IO)
1.60% 10/25/43
6
250,000 3,960
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.11% 02/16/53
6
1,680,851 3,261
Ginnie Mae,
Series 2013-1, Class IO (IO)
0.58% 02/16/54
6
449,075 5,100
Ginnie Mae,
Series 2013-125, Class IO (IO)
0.24% 10/16/54
6
653,345 8,534
22,323
U.S. Agency Mortgage-Backed — 14 .60%
Fannie Mae Pool BW9897
4.50% 10/01/52 22,144 20,890
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X SOFR30A plus 5.89%, 6.00% Cap)
0.55% 11/25/41
2
44,391 2,840
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 $ 18,228 $ 16,001
Fannie Mae REMICS,
Series 2013-5, Class GF
(SOFR30A plus 1.21%)
5.00% 10/25/42
2
27,673 26,707
Freddie Mac Pool SD8189
2.50% 01/01/52 42,273 34,646
Freddie Mac Pool SD8199
2.00% 03/01/52 44,314 34,673
Freddie Mac REMICS,
Series 4064, Class TB
3.50% 06/15/42 98,618 91,037
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 119,844 23,758
Ginnie Mae (TBA)
4.50% 07/15/54 250,000 237,667
5.00% 07/15/54 300,000 292,151
5.50% 07/15/54 100,000 99,235
Ginnie Mae II Pool MA8427
4.50% 11/20/52 137,430 130,854
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.49%, 6.60% Cap)
1.17% 10/20/33
2
140,983 7,846
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 19,427 17,460
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 2,009 1,846
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 17,015 15,301
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
6.50% 08/20/53
2
45,359 45,494
Ginnie Mae,
Series 2023-116, Class FL
(SOFR30A plus 1.15%)
6.48% 08/20/53
2
43,622 43,805
UMBS (TBA)
2.00% 07/15/54 225,000 176,001
2.50% 07/15/54 250,000 204,194
3.00% 07/01/54 300,000 255,205
3.50% 07/01/54 275,000 243,381
4.00% 07/01/54 500,000 457,572
4.50% 07/01/54 825,000 777,915
5.00% 07/01/54 325,000 314,126

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.50% 07/01/54 $ 200,000 $ 197,242
3,767,847
Total Mortgage-Backed
(Cost $7,866,155) 6,987,904
MUNICIPAL BONDS — 1 .53% *
California — 0 .13%
San Francisco City & County Airport Commercial-San
Francisco International Airport Revenue Bonds, Series C
3.05% 05/01/34 20,000 17,074
Santa Monica Community College District General
Obligation Bonds
2.05% 08/01/33 20,000 15,944
33,018
Florida — 0 .05%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 13,568
Maryland — 0 .05%
City of Baltimore Revenue Bonds, Series B
2.13% 07/01/33 15,000 12,043
Massachusetts — 0 .11%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 16,486 16,109
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 15,000 13,142
29,251
Michigan — 0 .09%
University of Michigan Revenue Bonds, Series C
3.44% 04/01/31 25,000 23,165
New York — 1 .10%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 4,757
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.50% 11/01/33 50,000 40,526
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 100,000 78,850
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 75,000 66,242
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 50,000 49,838
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series B
2.97% 03/15/34 15,000 12,547
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 $ 15,000 $ 11,858
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.59% 03/15/35 25,000 20,638
285,256
Total Municipal Bonds
(Cost $471,679) 396,301
U.S. TREASURY SECURITIES — 25 .30%
U.S. Treasury Notes — 25 .30%
U.S. Treasury Notes
4.38% 05/15/34 385,000 385,150
4.63% 06/15/27 455,000 456,369
U.S. Treasury Notes (WI)
4.25% 06/30/29 2,430,000 2,419,891
4.50% 05/31/29 665,000 669,598
4.63% 06/30/26 2,602,000 2,597,375
Total U.S. Treasury Securities
(Cost $6,530,438) 6,528,383
Total Bonds — 108 .06%
(Cost $29,215,806)
27,888,299
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 8 .19%
Money Market Funds — 8 .19%
Dreyfus Government Cash Management Fund
5.19%
8
1,010,000 1,010,000
Fidelity Investments Money Market Funds - Government
Portfolio
6.21%
8
19,819 19,819
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.22%
8
1,083,200 1,083,200
Total Short-Term Investments
(Cost $2,113,019) 2,113,019
Total Investments - 116.25%
(Cost $31,328,825) 30,001,318
Liabilities in Excess of Other Assets - (16.25)% (4,192,897)
Net Assets - 100.00% $ 25,808,421
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2024.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $28,995, which is 0.11% of total net assets.

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11 / June 2024
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Zero coupon bond. The rate shown is the effective yield as of June 30, 2024.
8
Represents the current yield as of June 30, 2024.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EUR): Euro
(IO): Interest Only
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 9,172 EUR 8,400 Bank of America N.A. 07/12/24 $ 164
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 30 09/30/24 $ 6,126,563 $ 12,596 $ 12,596
U.S. Treasury Five-Year Note 24 09/30/24 2,557,875 14,005 14,005
8,684,438 26,601 26,601
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 16 09/19/24 (1,816,500) (20,031) (20,031)
U.S. Treasury Ultra Bond 2 09/19/24 (250,688) (2,785) (2,785)
(2,067,188) (22,816) (22,816)
TOTAL FUTURES CONTRACTS $ 6,617,250 $ 3,785 $ 3,785
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/20/53
USD-SOFR-
COMPOUND Annual 3.52% Annual $ 69 $ 2,052 $ — $ 2,052
TOTAL SWAPS CONTRACTS $ 69 $ 2,052 $ — $ 2,052
1
Centrally cleared.

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 12
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
13 / June 2024
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2024 is as follows:
INVESTMENT GRADE CREDIT FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 2,113,019 $ — $ — $ 2,113,019
Long-Term Investments:
Asset-Backed Securities — 1,369,156 28,891 1,398,047
Corporates — 12,577,664 — 12,577,664
Mortgage-Backed Securities — 6,987,800 104 6,987,904
Municipal Bonds — 396,301 — 396,301
U.S. Treasury Securities 6,528,383 — — 6,528,383
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 164 — 164
Futures Contracts
Interest Rate Risk 26,601 — — 26,601
Swaps Agreements
Interest Rate Risk — 2,052 — 2,052
Liabilities:
Futures Contracts
Interest Rate Risk (22,816) — — (22,816)
Total $ 8,645,187 $ 21,333,137 $ 28,995 $ 30,007,319
*Other financial instruments include foreign currency exchange contracts, futures and swaps.

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 14
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
INVESTMENT GRADE
CREDIT FUND
ASSET-BACKED
SECURITIES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2024 $ 29,461 $ 1,738 $ 31,199
Accrued discounts/premiums — (760) (760)
Realized gain (loss) — — —
Change in unrealized appreciation (depreciation)* 30 (874) (844)
Purchases — — —
Sales (600) — (600)
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
June 30, 2024
$ 28,891 $ 104 $ 28,995
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2024 was $(844) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2024.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2024, are as follows:
INVESTMENT GRADE CREDIT
FUND
FAIR VALUE AT
6/30/24
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $28,891 Broker Quote Offered Quote $89.21 $89.21 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $104 Third-Party Vendor Vendor Prices $0.01 - $0.02 $0.01 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.